UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 4630

John Hancock Investment Trust III
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Michael J. Leary
Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4490

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2010

Item 1. Schedule of Investments

John Hancock

MUTUAL FUNDS

John Hancock

Greater China Opportunities Fund

Semiannual Report

4.30.10

A look at performance

For the period ended April 30, 2010

	Average annual returns (%)				Cumulative total returns (%)
	with maximum sales charge (POP)				with maximum sales charge (POP)
				Since					Since
	1-year	5-year	10-year	inception	6-months	1-year	5-year	10-year	inception

Class A	32.21	—	—	14.46[2]	0.78	32.21	—	—	93.64[2]
Class B	33.17	—	—	14.61[2]	0.73	33.17	—	—	94.89[2]
Class C	37.09	—	—	14.84[2]	4.73	37.09	—	—	96.79[2]
Class I1	39.69	—	—	15.86[2]	6.22	39.69	—	—	105.49[2]
Class NAV [1]	40.08	—	—	3.30[3]	6.48	40.08	—	—	11.44[3]

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B shares and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I and Class NAV shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until February 28, 2011 for Class I shares. The net expenses are as follows: Class I — 1.53%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class I — 1.79%. For the other classes, the net expenses equal the gross expenses and are as follows: Class A — 1.93%, Class B — 2.68%, Class C — 2.69% and Class NAV — 1.09%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors, as described in the Fund’s Class I and NAV share prospectuses.

2 From June 9, 2005.

3 From December 28, 2006.

6	Greater China Opportunities Fund | Semiannual report

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Greater China Opportunities Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in the MSCI Golden Dragon Index.

	Period	Without	With maximum
	beginning	sales charge	sales charge	Index

Class B	6-9-05	$19,689	$19,489	$17,459

Class C2	6-9-05	19,679	19,679	17,459

Class I3	6-9-05	20,549	20,549	17,459

Class NAV[3]	12-28-06	11,144	11,144	11,695

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C, Class I and Class NAV shares, respectively, as of April 30, 2010. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

MSCI Golden Dragon Index (gross of foreign withholding taxes on dividends) is an unmanaged free float-adjusted market capitalization index that is designed to measure equity market performance in the China region. The MSCI Golden Dragon Index consists of the following Indexes: China, Hong Kong and Taiwan.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or direct expenses, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

3 For certain types of investors, as described in the Fund’s Class I and Class NAV shares prospectuses.

Semiannual report | Greater China Opportunities Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2009 with the same investment held until April 30, 2010.

	Account value	Ending value	Expenses paid during
	on 11-1-09	on 4-30-10	period ended 4-30-10[1]

Class A	$1,000.00	$1,060.80	$9.15

Class B	1,000.00	1,057.30	12.96

Class C	1,000.00	1,057.30	12.80

Class I	1,000.00	1,062.20	8.13

Class NAV	1,000.00	1,064.80	5.63

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2010, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Greater China Opportunities Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on November 1, 2009, with the same investment held until April 30, 2010. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during period
	on 11-1-09	on 4-30-10	ended 4-30-10[1]

Class A	$1,000.00	$1,015.90	$8.95

Class B	1,000.00	1,012.20	12.67

Class C	1,000.00	1,012.30	12.52

Class I	1,000.00	1,016.90	7.95

Class NAV	1,000.00	1,019.30	5.51

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.79%, 2.54%, 2.51%, 1.59% and 1.10% for Class A, Class B, Class C, Class I and Class NAV shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual report | Greater China Opportunities Fund	9

Portfolio summary

Top 10 Holdings[1]

China Mobile, Ltd.	4.5%	China Construction Bank Corp.	3.2%

Hon Hai Precision		Industrial & Commercial Bank of
Industry Company, Ltd.	4.4%	China, Ltd.	2.9%

Taiwan Semiconductor Manufacturing		CNOOC, Ltd.	2.8%
Company, Ltd.	4.3%
		Tencent Holdings, Ltd.	2.6%
China Life Insurance Company, Ltd.	3.4%
		Bank of China, Ltd.	2.3%
Cheung Kong Holdings, Ltd.	3.3%

Sector Composition[2,3]

Financials	30%	Energy	8%

Information Technology	29%	Materials	6%

Consumer Discretionary	12%	Telecommunication Services	5%

Industrials	8%	Health Care	2%

1 As a percentage of net assets on April 30, 2010. Excludes cash and cash equivalents.

2 As a percentage of net assets on April 30, 2010.

3 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

10	Greater China Opportunities Fund | Semiannual report

Fund’s investments

As of 4-30-10 (unaudited)

	Shares	Value

Common Stocks 99.25%		$123,944,740

(Cost $86,650,978)

Cayman Islands 0.43%		542,114

China High Speed Transmission Equipment Group Company, Ltd.	230,000	542,114

China 33.97%		42,418,073

Air China, Ltd. (I)	700,000	773,931

Aluminum Corp. of China, Ltd. (I)	1,140,000	1,116,038

Angang Steel Company, Ltd., (Class H) (I)	500,000	770,203

Anhui Conch Cement Company, Ltd.	520,000	1,656,829

Anta Sports Products, Ltd.	700,000	1,245,264

Bank of China, Ltd., (Class H)	5,479,000	2,818,637

China Construction Bank Corp.	5,000,000	4,056,192

China COSCO Holdings Company, Ltd.	1,000,000	1,265,471

China Eastern Airlines Corp., Ltd. (I)	1,300,000	722,875

China Life Insurance Company, Ltd.	943,000	4,286,784

China Petroleum & Chemical Corp.	1,600,000	1,279,726

China Shenhua Energy Company, Ltd. (I)	600,000	2,557,352

China South Locomotive and Rolling Stock Corp.	1,100,000	837,653

Chu Kong Petroleum & Natural Gas Steel Pipe Holdings, Ltd. (I)	1,126,000	725,778

Dongfeng Motor Group Company, Ltd.	1,000,000	1,408,748

Golden Eagle Retail Group, Ltd.	720,000	1,385,097

Industrial & Commercial Bank of China, Ltd.	4,932,000	3,618,082

PetroChina Company, Ltd., (Class H)	1,300,000	1,498,691

Sany Heavy Equipment International Holdings Company, Ltd. (I)	1,260,000	1,534,169

Shenzhou International Group Holdings, Ltd.	900,000	1,188,341

Sinopharm Group Company	590,000	2,657,405

Tencent Holdings, Ltd.	158,400	3,251,812

Yanzhou Coal Mining Company, Ltd., (Class H)	350,000	976,880

Zhuzhou CSR Times Electric Company, Ltd.	260,000	547,303

ZTE Corp., (Class H)	65,956	238,812

Hong Kong 33.04%		41,259,146

BOC Hong Kong Holdings, Ltd.	907,000	2,194,209

Cheung Kong Holdings, Ltd.	328,000	4,064,698

China High Precision Automation Group, Ltd. (I)	2,162,000	1,576,831

China Merchants Holdings International Company, Ltd.	200,000	693,671

China Mobile, Ltd.	575,000	5,629,889

China Overseas Land & Investment, Ltd.	579,360	1,127,073

China Resources Enterprises, Ltd.	400,000	1,404,936

See notes to financial statements	Semiannual report | Greater China Opportunities Fund	11

	Shares	Value
Hong Kong (continued)

China Resources Land, Ltd.	500,000	$921,367

China Taiping Insurance Holdings Company, Ltd. (I)	220,000	723,412

Citic Pacific, Ltd.	280,000	610,323

CNOOC, Ltd.	2,000,000	3,529,664

COSCO Pacific, Ltd.	171,000	227,815

Daphne International Holdings, Ltd.	850,000	870,370

Digital China Holdings, Ltd.	750,000	1,095,035

Geely Automobile Holdings Company, Ltd.	1,500,000	631,402

GOME Electrical Appliances Holdings, Ltd. (I)	4,500,000	1,440,538

Haier Electronics Group Company, Ltd. (I)	1,000,000	657,959

Hang Seng Bank, Ltd.	50,000	682,163

Hong Kong Exchanges & Clearing, Ltd.	128,000	2,097,060

Ju Teng International Holdings, Ltd.	900,000	825,421

Li & Fung, Ltd.	250,000	1,210,023

MTR Corp., Ltd.	200,000	699,998

New World Development Company, Ltd.	643,000	1,137,938

Nine Dragons Paper Holdings, Ltd.	500,000	841,008

Orient Overseas International, Ltd. (I)	150,000	1,129,092

Singamas Container Holdings, Ltd. (I)	2,566,000	455,755

Sino Land Company, Ltd.	680,000	1,220,383

Sun Hung Kai Properties, Ltd.	161,000	2,245,819

Swire Pacific, Ltd. Class A	59,000	658,426

Swire Properties, Ltd.	8,400	23,612

TCL Multimedia Technology Holdings, Ltd.	800,000	633,256

Macau 0.50%		631,462

Wynn Macau, Ltd. (I)	400,000	631,462

Taiwan 31.31%		39,093,945

Advanced Semiconductor Engineering, Inc.	1,200,000	1,171,735

AmTRAN Technology Company, Ltd.	710,000	767,185

AU Optronics Corp.	1,000,200	1,163,278

Cathay Financial Holdings Company, Ltd. (I)	800,000	1,274,731

China Steel Corp.	500,000	532,822

Chinatrust Financial Holding Company, Ltd.	1,500,000	841,676

Chroma ATE, Inc.	990,000	2,113,709

Coretronic Corp.	1,648,000	2,494,389

Epistar Corp.	400,000	1,271,023

Everlight Electronics Company, Ltd.	330,000	1,035,514

First Financial Holding Company, Ltd.	1,000,000	548,180

Fubon Financial Holding Company, Ltd.	2,315,000	2,809,760

Hon Hai Precision Industry Company, Ltd.	1,184,900	5,534,620

Inotera Memories, Inc. (I)	830,000	589,755

MediaTek, Inc.	164,248	2,763,322

Powertech Technology, Inc.	220,000	781,384

Radiant Opto-Electronics Corp.	1,318,400	1,969,113

Ruentex Industries, Ltd. (I)	788,000	1,911,333

Soft-World International Corp.	278,384	1,548,975

12	Greater China Opportunities Fund | Semiannual report	See notes to financial statements

	Shares	Value
Taiwan (continued)

Synnex Technology International Corp.	300,000	$713,859

Taiwan Fertilizer Company, Ltd.	615,000	1,948,228

Taiwan Semiconductor Manufacturing Company, Ltd.	2,722,089	5,309,354

Total investments (Cost $86,650,978)† 99.25%		$123,944,740

Other assets and liabilities, net 0.75%		$931,005

Total net assets 100.00%		$124,875,745

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

(I) Non-income producing security.

† At April 30, 2010, the aggregate cost of investment securities for federal income tax purposes was $88,048,877. Net unrealized appreciation aggregated $35,895,863, of which $39,091,375 related to appreciated investment securities and $3,195,512 related to depreciated investment securities.

The Fund had the following sector composition as of April 30, 2010 (as a percentage of total net assets):

Financials	30%
Information Technology	29%
Consumer Discretionary	12%
Industrials	8%
Energy	8%
Materials	6%
Telecommunication Services	5%
Health Care	2%

See notes to financial statements	Semiannual report | Greater China Opportunities Fund	13

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 4-30-10 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments, at value (Cost $86,650,978)	$123,944,740
Cash	8,381
Foreign currency, at value (Cost $1,441,780)	1,440,998
Receivable for investments sold	693,756
Receivable for fund shares sold	117,134
Dividends receivable	176,086
Other assets	30,512
Total assets	126,411,607

Liabilities

Payable for investments purchased	621,445
Payable for fund shares repurchased	612,638
Payable to affiliates
Accounting and legal services fees	3,530
Transfer agent fees	89,089
Distribution and service fees	52,078
Trustees’ fees	4,051
Management fees	107,668
Other liabilities and accrued expenses	45,363

Total liabilities	1,535,862

Net assets

Capital paid-in	$118,566,189
Accumulated net investment loss	(1,099,359)
Accumulated net realized loss on investments and foreign
currency transactions	(29,884,018)
Net unrealized appreciation (depreciation) on investments and translation
of assets and liabilities in foreign currencies	37,292,933
Net assets	$124,875,745

14	Greater China Opportunities Fund | Semiannual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($83,663,147 ÷ 4,576,814 shares)	$18.28
Class B ($18,242,566 ÷ 1,018,105 shares)[1]	$17.92
Class C ($19,565,779 ÷ 1,092,667 shares)[1]	$17.91
Class I ($2,501,610 ÷ 137,547 shares)	$18.19
Class NAV ($902,643 ÷ 49,067 shares)	$18.40

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$19.24

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements	Semiannual report | Greater China Opportunities Fund	15

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the six-month period ended 4-30-10
(unaudited)

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$275,544
Interest	270
Less foreign taxes withheld	(13,180)

Total investment income	262,634

Expenses

Investment management fees (Note 4)	686,148
Distribution and service fees (Note 4)	337,311
Accounting and legal services fees (Note 4)	13,275
Transfer agent fees (Note 4)	214,658
Trustees’ fees (Note 4)	3,481
State registration fees (Note 4)	31,189
Printing and postage fees (Note 4)	23,954
Professional fees	29,246
Custodian fees	15,835
Registration and filing fees	540
Other	47,802

Total expenses	1,403,439
Less expense reductions (Note 4)	(44,635)

Net expenses	1,358,804

Net investment loss	(1,096,170)

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	10,821,206
Foreign currency transactions	(6,794)
10,814,412
Change in net unrealized appreciation (depreciation) of
Investments	(1,813,685)
Translation of assets and liabilities in foreign currencies	1,517
(1,812,168)
Net realized and unrealized gain	9,002,244
Increase in net assets from operations	$7,906,074

16	Greater China Opportunities Fund | Semiannual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	For the
	six-month
	period ended	Year
	4-30-10	ended
	(unaudited)	10-31-09

Increase (decrease) in net assets

From operations
Net investment income (loss)	($1,096,170)	$716,299
Net realized gain (loss)	10,814,412	(11,704,098)
Change in net unrealized appreciation (depreciation)	(1,812,168)	54,920,298

Increase in net assets resulting from operations	7,906,074	43,932,499

Distributions to shareholders
From net investment income
Class A	(547,243)	(155,635)
Class B	(1,013)	—
Class C	(1,047)	—
Class I	(39,523)	(2,458)
Class NAV	(9,338)	(2,803)

Total distributions	(598,164)	(160,896)

From Fund share transactions (Note 5)	(17,684,280)	(9,159,526)

Total increase (decrease)	(10,376,370)	34,612,077

Net assets

Beginning of period	135,252,115	100,640,038

End of period	$124,875,745	$135,252,115

Undistributed (accumulated loss) net investment income	($1,099,359)	$594,975

See notes to financial statements	Semiannual report | Greater China Opportunities Fund	17

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES Period ended	4-30-10[1]	10-31-09	10-31-08	10-31-07	10-31-06	10-31-05[2]

Per share operating performance

Net asset value, beginning of period	$17.33	$11.61	$32.54	$15.78	$10.24	$10.00
Net investment income (loss)[3]	(0.13)	0.12	0.04	0.07	0.16	0.03
Net realized and unrealized gain (loss)
on investments	1.19	5.63	(19.08)	17.14	5.43	0.21
Total from investment operations	1.06	5.75	(19.04)	17.21	5.59	0.24
Less distributions
From net investment income	(0.11)	(0.03)	(0.06)	(0.08)	(0.01)	—
From net realized gain	—	—	(1.83)	(0.37)	(0.04)	—
Total distributions	(0.11)	(0.03)	(1.89)	(0.45)	(0.05)	—
Net asset value, end of period	$18.28	$17.33	$11.61	$32.54	$15.78	$10.24
Total return (%)[4]	6.08[5,6]	49.62[5]	(61.75)[5]	111.87	54.74[5]	2.40[5,6]

Ratios and supplemental data

Net assets, end of period (in millions)	$84	$90	$69	$283	$79	$12
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.85[7]	1.95	1.77	1.68	1.92	4.44[7]
Expenses net of fee waivers	1.79[7]	1.95	1.77	1.68	1.89	1.93[7]
Expenses net of fee waivers
and credits	1.79[7]	1.92	1.77	1.68	1.89	1.93[7]
Net investment income (loss)	(1.40)[7]	0.86	0.21	0.34	1.14	0.68[7]
Portfolio turnover (%)	30	105	98	85	57	28

1 Semiannual period from 11-1-09 to 4-30-10. Unaudited.

2 Period from 6-9-05 (inception date) to 10-31-05.

3 Based on the average daily shares outstanding.

4 Assumes dividend reinvestment (if applicable).

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

18	Greater China Opportunities Fund | Semiannual report	See notes to financial statements

CLASS B SHARES Period ended	4-30-10[1]	10-31-09	10-31-08	10-31-07	10-31-06	10-31-05[2]

Per share operating performance

Net asset value, beginning of period	$16.95	$11.41	$32.16	$15.63	$10.21	$10.00
Net investment income (loss)[3]	(0.19)	0.01	(0.09)	(0.07)	0.09	0.02
Net realized and unrealized gain (loss)
on investments	1.16	5.53	(18.83)	16.98	5.37	0.19
Total from investment operations	0.97	5.54	(18.92)	16.91	5.46	0.21
Less distributions
From net investment income	—[4]	—	—	(0.01)	—	—
From net realized gain	—	—	(1.83)	(0.37)	(0.04)	—
Total distributions	—	—	(1.83)	(0.38)	(0.04)	—
Net asset value, end of period	$17.92	$16.95	$11.41	$32.16	$15.63	$10.21
Total return (%)[5]	5.73[6,7]	48.55[6]	(62.02)[6]	110.50	53.59[6]	2.10[6,7]

Ratios and supplemental data

Net assets, end of period (in millions)	$18	$19	$15	$55	$16	$1
Ratios (as a percentage of average
net assets):
Expenses before reductions	2.60[8]	2.70	2.49	2.38	2.62	5.14[8]
Expenses net of fee waivers	2.54[8]	2.70	2.49	2.38	2.59	2.63[8]
Expenses net of fee waivers
and credits	2.54[8]	2.67	2.49	2.38	2.59	2.63[8]
Net investment income (loss)	(2.15)[8]	0.11	(0.43)	(0.32)	0.63	0.43[8]
Portfolio turnover (%)	30	105	98	85	57	28

1 Semiannual period from 11-1-09 to 4-30-10. Unaudited.

2 Period from 6-9-05 (inception date) to 10-31-05.

3 Based on the average daily shares outstanding.

4 Less than ($0.005) per share.

5 Assumes dividend reinvestment (if applicable).

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Not annualized.

8 Annualized.

See notes to financial statements	Semiannual report | Greater China Opportunities Fund	19

CLASS C SHARES Period ended	4-30-10[1]	10-31-09	10-31-08	10-31-07	10-31-06	10-31-05[2]

Per share operating performance

Net asset value, beginning of period	$16.94	$11.40	$32.16	$15.63	$10.21	$10.00
Net investment income (loss)[3]	(0.19)	0.01	(0.09)	(0.05)	0.08	0.03
Net realized and unrealized gain (loss)
on investments	1.16	5.53	(18.84)	16.96	5.38	0.18
Total from investment operations	0.97	5.54	(18.93)	16.91	5.46	0.21
Less distributions
From net investment income	—[4]	—	—	(0.01)	—	—
From net realized gain	—	—	(1.83)	(0.37)	(0.04)	—
Total distributions	—	—	(1.83)	(0.38)	(0.04)	—
Net asset value, end of period	$17.91	$16.94	$11.40	$32.16	$15.63	$10.21
Total return (%)[5]	5.73[6,7]	48.60[6]	(62.06)[6]	110.51	53.59[6]	2.10[6,7]

Ratios and supplemental data

Net assets, end of period (in millions)	$20	$20	$16	$59	$13	$1
Ratios (as a percentage of average
net assets):
Expenses before reductions	2.58[8]	2.71	2.49	2.38	2.62	5.13[8]
Expenses net of fee waivers	2.51[8]	2.71	2.49	2.38	2.59	2.62[8]
Expenses net of fee waivers
and credits	2.51[8]	2.68	2.49	2.38	2.59	2.62[8]
Net investment income (loss)	(2.12)[8]	0.10	(0.43)	(0.25)	0.55	0.61[8]
Portfolio turnover (%)	30	105	98	85	57	28

1 Semiannual period from 11-1-09 to 4-30-10. Unaudited.

2 Period from 6-9-05 (inception date) to 10-31-05.

3 Based on the average daily shares outstanding.

4 Less than ($0.005) per share.

5 Assumes dividend reinvestment (if applicable).

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Not annualized.

8 Annualized.

20	Greater China Opportunities Fund | Semiannual report	See notes to financial statements

CLASS I SHARES Period ended	4-30-10[1]	10-31-09	10-31-08	10-31-07	10-31-06	10-31-05[2]

Per share operating performance

Net asset value, beginning of period	$17.24	$11.57	$32.69	$15.82	$10.26	$10.00
Net investment income (loss)[3]	(0.12)	0.18	0.04	0.09	0.24	0.03
Net realized and unrealized gain (loss)
on investments	1.20	5.53	(19.14)	17.28	5.42	0.23
Total from investment operations	1.08	5.71	(19.10)	17.37	5.66	0.26
Less distributions
From net investment income	(0.13)	(0.04)	(0.19)	(0.13)	(0.06)	—
From net realized gain	—	—	(1.83)	(0.37)	(0.04)	—
Total distributions	(0.13)	(0.04)	(2.02)	(0.50)	(0.10)	—
Net asset value, end of period	$18.19	$17.24	$11.57	$32.69	$15.82	$10.26
Total return (%)[4]	6.22[5,6]	49.49[5]	(61.89)[5]	112.93	55.43[5]	2.60[5,6]

Ratios and supplemental data

Net assets, end of period (in millions)	$3	$5	$1	$6	$4	—[7]
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.66[8]	1.81	1.64	1.22	1.49	3.96[8]
Expenses net of fee waivers	1.59[8]	1.65	1.64	1.22	1.46	1.45[8]
Expenses net of fee waivers
and credits	1.59[8]	1.65	1.64	1.22	1.46	1.45[8]
Net investment income (loss)	(1.27)[8]	1.25	0.19	0.44	1.70	0.76[8]
Portfolio turnover (%)	30	105	98	85	57	28

1 Semiannual period from 11-1-09 to 4-30-10. Unaudited.

2 Period from 6-9-05 (inception date) to 10-31-05.

3 Based on the average daily shares outstanding.

4 Assumes dividend reinvestment (if applicable).

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Less than $500,000.

8 Annualized.

CLASS NAV Period ended	4-30-10[1]	10-31-09	10-31-08	10-31-07[2]

Per share operating performance

Net asset value, beginning of period	$17.47	$11.66	$32.72	$18.15
Net investment income (loss)[3]	(0.06)	0.24	0.24	0.35
Net realized and unrealized gain (loss) on investments	1.20	5.65	(19.20)	14.22
Total from investment operations	1.14	5.89	(18.96)	14.57
Less distributions
From net investment income	(0.21)	(0.08)	(0.27)	—
From net realized gain	—	—	(1.83)	—
Total distributions	(0.21)	(0.08)	(2.10)	—
Net asset value, end of period	$18.40	$17.47	$11.66	$32.72
Total return (%)[4]	6.48[6]	50.84[5]	(61.51)[5]	80.28[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$1	$1	—[7]	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.10[8]	1.12	1.17	1.12[8]
Expenses net of fee waivers	1.10[8]	1.12	1.17	1.12[8]
Expenses net of fee waivers and credits	1.10[8]	1.12	1.17	1.12[8]
Net investment income (loss)	(0.69)[8]	1.63	1.16	1.56[8]
Portfolio turnover (%)	30	105	98	85

1 Semiannual period from 11-1-09 to 4-30-10. Unaudited.

2 The inception date for Class NAV shares is 12-28-06.

3 Based on the average daily shares outstanding.

4 Assumes dividend reinvestment (if applicable).

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Less than $500,000.

8 Annualized.

See notes to financial statements	Semiannual report | Greater China Opportunities Fund	21

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock Greater China Opportunities Fund (the Fund) is a non-diversified series of John Hancock Investment Trust III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek long-term capital appreciation.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of Assets and Liabilities. Class A, Class B and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class NAV shares are sold to John Hancock affiliated funds of funds. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2010, total investments for the Fund are Level 2 under the hierarchy discussed above.

During the six-month period ended April 30, 2010, these were no significant transfers in/out of Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures

22	Greater China Opportunities Fund | Semiannual report

established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of non-U.S. securities, used in computing the net asset value of the Fund’s shares, are generally determined at these times. Significant market events that affect the values of non-U.S. securities may occur after the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Dividend income is recorded on the ex-date except for certain foreign dividends where the ex-date may have passed, which are recorded when the Fund becomes aware of the dividends.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized securities gains and losses is reflected as a component of securities gains and losses.

Funds that invest internationally generally carry more risk than Funds that invest strictly in U.S. securities. Funds investing in a single country or in a limited geographic region tend to be riskier than funds that invest more broadly. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs) and accounting standards. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to a Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian has a lien, security interest or security entitlement in any Fund property that is not segregated, to the maximum extent permitted by law for any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with the custodian which enables them to participate in a $100 million unsecured committed line of credit. Prior to March 31, 2010, the amount of the line of credit was $150 million. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis based on their relative average net assets. For the six months ended April 30, 2010, there were no significant borrowings under the line of credit by the Fund.

Expenses. The majority of expenses are directly attributable to an individual fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses, and realized and unrealized gains (losses) are determined at the Fund level and allocated daily to each class of shares based on the net asset value of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent

Semiannual report | Greater China Opportunities Fund	23

fees, state registration fees and printing and postage fees, for all classes are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has a capital loss carryforward of $39,300,531 available to offset future net realized capital gains as of October 31, 2009. The loss carryforward expires as follows: October 31, 2016 — $27,817,510 and October 31,2017 — $11,483,021.

As of October 31, 2009, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends and capital gain distributions, if any, at least annually.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period. Permanent book-tax differences are primarily attributable to passive foreign investment companies and foreign currency transactions.

Note 3 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Adviser) serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management contract with the Adviser under which the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 1.00% of the first $1,000,000,000 of the Fund’s average daily net assets; (b) 0.95% of the next $1,000,000,000 of the Fund’s average daily net assets; and (c) 0.90% of the Fund’s average daily net assets in excess of $2,000,000,000. The Adviser has a subadvisory agreement with

24	Greater China Opportunities Fund | Semiannual report

MFC Global Investment Management (U.S.A.) Limited, an indirect owned subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the six months ended April 30, 2010 were equivalent to an annual effective rate of 1.00% of the Fund’s average daily net assets.

Effective March 1, 2010, the Adviser has voluntarily agreed to reimburse or limit certain expenses for Class I. This agreement excludes taxes, portfolio brokerage commissions, interest and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. The reimbursements and limits are such that the total of Class I will not exceed 1.53% of the average total net assets of the class’s expenses. The expense reimbursements and limits will continue in effect until February 28, 2011 and thereafter until terminated by the Adviser on notice to the Trust. In addition, the Adviser voluntarily waived certain other expenses.

Prior to March 1, 2010, the Adviser had voluntarily agreed to reimburse or limit certain expenses for Class I. This agreement excluded taxes, portfolio brokerage commissions, interest and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. The reimbursements and limits were such that the total of Class I will not exceed 1.64% of the average total net assets of the class’s expenses.

Accordingly, these expense reductions amounted to $29,620, $6,653, $6,886 and $1,476 for Class A, Class B, Class C and Class I shares, respectively, for the six months ended April 30, 2010.

Accounting and legal services. Pursuant to the Accounting and Legal Services Agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. The accounting and legal services fees incurred for the six months ended April 30, 2010, amounted to an annual rate of 0.02% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

Class	12b-1 Fees

Class A	0.30%
Class B	1.00%
Class C	1.00%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $86,532 for the six months ended April 30, 2010. Of this amount, $13,801 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $70,305 was paid as sales commissions to broker-dealers and $2,426 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a broker-dealer affiliate of the Adviser.

Class B and Class C shares are subject to contingent deferred sales charges (CDSC). Class B shares that are redeemed within six years of purchase are subject to CDSC, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the

Semiannual report | Greater China Opportunities Fund	25

original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2010, CDSCs received by the Distributor amounted to $37,948 and $3,067 for Class B and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services or Transfer Agent), an affiliate of the Adviser. The transfer agent fees are made up of three components:

• The Fund pays a monthly transfer agent fee at an annual rate of 0.05% for Class A, Class B and Class C shares and 0.04% for Class I shares, based on each class’s average daily net assets.

• The Fund pays a monthly fee based on an annual rate of $16.50 per shareholder account for all classes.

• Signature Services is reimbursed for certain out-of-pocket expenses.

• Additionally, Class NAV shares do not pay transfer agent fees.

Class level expenses for the six months ended April 30, 2010 were:

	Distribution	Transfer	State	Printing and
Share class	and service fees	agent fees	registration fees	postage fees

Class A	$135,560	$148,137	$9,635	$14,694
Class B	98,626	30,210	8,373	3,873
Class C	103,125	31,795	6,207	4,078
Class I	—	4,516	6,974	1,309
Total	$337,311	$214,658	$31,189	$23,954

Trustees expenses. The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included in the accompanying Statement of Assets and Liabilities.

Note 5 — Fund share transactions

Transactions in Fund shares for the six-month period ended April 30, 2010 and for the year ended October 31, 2009 were as follows:

	For the six-month period
		ended 4-30-10	Year ended 10-31-09
	Shares	Amount	Shares	Amount
Class A shares

Sold	541,026	$10,061,375	1,989,926	$29,689,990
Distributions reinvested	26,559	497,448	11,814	138,693
Repurchased	(1,169,006)	(21,325,038)	(2,736,104)	(38,578,983)
Net decrease	(601,421)	($10,766,215)	(734,364)	($8,750,300)

Class B shares

Sold	77,904	$1,417,211	202,404	$2,880,705
Distributions reinvested	45	832	—	—
Repurchased	(198,890)	(3,572,502)	(384,245)	(4,967,332)
Net decrease	(120,941)	($2,154,459)	(181,841)	($2,086,627)

26	Greater China Opportunities Fund | Semiannual report

	For the six-month period
		ended 4-30-10	Year ended 10-31-09
	Shares	Amount	Shares	Amount
Class C shares

Sold	85,984	$1,530,700	237,718	$3,435,180
Distributions reinvested	43	787	—	—
Repurchased	(192,005)	(3,402,489)	(413,044)	(5,452,128)
Net decrease	(105,978)	($1,871,002)	(175,326)	($2,016,948)

Class I shares

Sold	74,735	$1,380,474	240,171	$3,711,031
Distributions reinvested	1,285	23,933	171	1,990
Repurchased	(203,518)	(3,774,071)	(46,826)	(643,768)
Net increase (decrease)	(127,498)	($2,369,664)	193,516	$3,069,253

Class NAV shares

Sold	14,150	$258,746	54,855	$827,503
Distributions reinvested	497	9,338	238	2,803
Repurchased	(43,093)	(791,024)	(16,097)	(205,210)
Net increase (decrease)	(28,446)	($522,940)	38,996	$625,096

Net decrease	(984,284)	($17,684,280)	(859,019)	($9,159,526)

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $40,009,673 and $58,565,926, respectively, for the six months ended April 30, 2010.

Semiannual report | Greater China Opportunities Fund	27

More information

Trustees	Investment adviser
Patti McGill Peterson, Chairperson	John Hancock Advisers, LLC
James R. Boyle†
James F. Carlin	Subadviser
William H. Cunningham	MFC Global Investment
Deborah C. Jackson*	Management (U.S.A.), Limited
Charles L. Ladner
Stanley Martin*	Principal distributor
Dr. John A. Moore	John Hancock Funds, LLC
Steven R. Pruchansky*
Gregory A. Russo	Custodian
John G. Vrysen†	State Street Bank and Trust Company

Officers	Transfer agent
Keith F. Hartstein	John Hancock Signature Services, Inc.
President and Chief Executive Officer
Legal counsel
Andrew G. Arnott	K&L Gates LLP
Chief Operating Officer

Thomas M. Kinzler	The report is certified under the Sarbanes-Oxley
Secretary and Chief Legal Officer	Act, which requires mutual funds and other public
companies to affirm that, to the best of their
Francis V. Knox, Jr.	knowledge, the information in their financial reports
Chief Compliance Officer	is fairly and accurately stated in all material respects.

Charles A. Rizzo
Chief Financial Officer

Michael J. Leary
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

28	Greater China Opportunities Fund | Semiannual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Greater China Opportunities Fund.	080SA 4/10
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	6/10

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to previously disclosed John Hancock Funds – Governance Committee Charter.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-

year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Governance Committee Charter”.

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust III

By: /s/ Keith F. Hartstein
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Keith F. Hartstein
President and
Chief Executive Officer

Date: June 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
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Keith F. Hartstein
President and
Chief Executive Officer

Date: June 22, 2010

By: /s/ Charles A. Rizzo
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Charles A. Rizzo
Chief Financial Officer

Date: June 22, 2010